UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth L. Pearlstein
Title:   General Counsel
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Seth L. Pearlstein         New York, NY          14 February 2008
----------------------         ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       31
                                           ---------------------
Form 13F Information Table Value Total:               $3,874,145
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

                                   TITLE OF                VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                  CLASS       CUSIP     (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------            --------    --------   --------   -------  --- ----  -------  --------   ------  --------  ------
ADOBE SYSTEMS INC                COMMON STOCK  00724F101   100860    2360406  SH        SOLE                2359856            550
AMERICAN EXPRESS COMPANY         COMMON STOCK  025816109   266909    5130883  SH        SOLE                5130033            850
AMGEN CORP                       COMMON STOCK  031162100     1800      38770  SH        SOLE                  38770
AUTODESK INC                     COMMON STOCK  052769106     1013      20350  SH        SOLE                  20350
AUTOMATIC DATA PROCESSING INC    COMMON STOCK  053015103   160466    3603537  SH        SOLE                3602987            550
BECTON DICKINSON & CO            COMMON STOCK  075887109   179583    2148640  SH        SOLE                2148240            400
WALT DISNEY CO HOLDING CO        COMMON STOCK  254687106   223795    6932928  SH        SOLE                6931478           1450
EBAY INC                         COMMON STOCK  278642103   125555    3782910  SH        SOLE                3782160            750
GENERAL ELECTRIC CO              COMMON STOCK  369604103   238568    6435596  SH        SOLE                6434621            975
INFOSYS TECHNOLOGIES LTD         COMMON STOCK  456788108    12641     278685  SH        SOLE                 278685
JOHNSON & JOHNSON                COMMON STOCK  478160104     2713      40680  SH        SOLE                  40680
KELLOGG CO                       COMMON STOCK  487836108   230944    4404810  SH        SOLE                4404100            710
MEDTRONIC INC                    COMMON STOCK  585055106    12958     257775  SH        SOLE                 257775
MICROSOFT CORP                   COMMON STOCK  594918104     2659      74686  SH        SOLE                  74686
MOODYS CORP                      COMMON STOCK  615369105    69621    1950165  SH        SOLE                1949815            350
NIKE INC-CL B                    COMMON STOCK  654106103      935      14550  SH        SOLE                  14550
PAYCHEX INC                      COMMON STOCK  704326107   180253    4976610  SH        SOLE                4975910            700
PEPSICO INC                      COMMON STOCK  713448108   312010    4110802  SH        SOLE                4109952            850
PROCTER & GAMBLE CO              COMMON STOCK  742718109   328530    4474672  SH        SOLE                4473847            825
QUALCOMM INC                     COMMON STOCK  747525103   226757    5762572  SH        SOLE                5761522           1050
HENRY SCHEIN INC                 COMMON STOCK  806407102    31184     507885  SH        SOLE                 507760            125
CHARLES SCHWAB CORP NEW          COMMON STOCK  808513105   260238   10185452  SH        SOLE               10183552           1900
STAPLES INC                      COMMON STOCK  855030102   171702    7442659  SH        SOLE                7441534           1125
STRYKER CORP                     COMMON STOCK  863667101   119472    1598935  SH        SOLE                1598735            200
TARGET CORP                      COMMON STOCK  87612E106   216612    4332239  SH        SOLE                4331489            750
TIME WARNER INC                  COMMON STOCK  887317105      629      38100  SH        SOLE                  38100
UNITED TECHNOLOGIES CORP         COMMON STOCK  913017109    85665    1119215  SH        SOLE                1119040            175
WALGREEN CO                      COMMON STOCK  931422109   150435    3950508  SH        SOLE                3949933            575
WHOLE FOODS MARKET INC           COMMON STOCK  966837106   117904    2889812  SH        SOLE                2889387            425
WM WRIGLEY JR CO                 COMMON STOCK  982526105     3395      57983  SH        SOLE                  57983
WYETH                            COMMON STOCK  983024100    38338     867567  SH        SOLE                 867367            200
                                                          3874145               No. of Other Managers   0